Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 10,144,882	₩ 10,374,212	₩ 10,371,256
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	35,844,640	35,339,956
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(25,696,088)	(24,963,296)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(3,670)	(2,448)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	862,861	835,909	812,947
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	862,861	835,909
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	882,650	899,972	911,129
Buildings and structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,638,749	1,604,863
Buildings and structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(756,099)	(704,891)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	378,575	358,955	344,221
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	866,909	812,010
Structures [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(488,334)	(453,055)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,079,798	7,036,050	7,342,009
Machinery [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	30,343,739	29,705,088
Machinery [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(23,262,762)	(22,667,047)
Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,179)	(1,991)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	531,057	563,034	473,438
Other property and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,722,441	1,701,794
Other property and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,188,893)	(1,138,303)
Other property and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(2,491)	(457)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	409,941	680,292	₩ 487,512
Construction in progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 409,941	₩ 680,292